Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	MAINSTAY FUNDS
Entity Central Index Key	0000787441
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 25, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020
MainStay MacKay Common Stock Fund | Class R6
Prospectus:
Trading Symbol	MCSDX
MainStay MacKay Common Stock Fund | Class R3
Prospectus:
Trading Symbol	MSOSX
MainStay MacKay Common Stock Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MCSSX
MainStay MacKay Common Stock Fund | Class R2
Prospectus:
Trading Symbol	MSORX
MainStay MacKay Common Stock Fund | Class I
Prospectus:
Trading Symbol	MSOIX
MainStay MacKay Common Stock Fund | Class C
Prospectus:
Trading Symbol	MGOCX
MainStay MacKay Common Stock Fund | Class B
Prospectus:
Trading Symbol	MOPBX
MainStay MacKay Common Stock Fund | Class A
Prospectus:
Trading Symbol	MSOAX
MainStay MAP Equity Fund | Class R6
Prospectus:
Trading Symbol	MMPDX
MainStay MAP Equity Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MSMIX
MainStay MAP Equity Fund | Class R3
Prospectus:
Trading Symbol	MMAPX
MainStay MAP Equity Fund | Class R2
Prospectus:
Trading Symbol	MPRRX
MainStay MAP Equity Fund | Class R1
Prospectus:
Trading Symbol	MAPRX
MainStay MAP Equity Fund | Class I
Prospectus:
Trading Symbol	MUBFX
MainStay MAP Equity Fund | Class C
Prospectus:
Trading Symbol	MMPCX
MainStay MAP Equity Fund | Class B
Prospectus:
Trading Symbol	MAPBX
MainStay MAP Equity Fund | Class A
Prospectus:
Trading Symbol	MAPAX
MainStay Winslow Large Cap Growth Fund | Class R6
Prospectus:
Trading Symbol	MLRSX
MainStay Winslow Large Cap Growth Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MLINX
MainStay Winslow Large Cap Growth Fund | Class R3
Prospectus:
Trading Symbol	MLGRX
MainStay Winslow Large Cap Growth Fund | Class R2
Prospectus:
Trading Symbol	MLRTX
MainStay Winslow Large Cap Growth Fund | Class R1
Prospectus:
Trading Symbol	MLRRX
MainStay Winslow Large Cap Growth Fund | Class I
Prospectus:
Trading Symbol	MLAIX
MainStay Winslow Large Cap Growth Fund | Class C
Prospectus:
Trading Symbol	MLACX
MainStay Winslow Large Cap Growth Fund | Class B
Prospectus:
Trading Symbol	MLABX
MainStay Winslow Large Cap Growth Fund | Class A
Prospectus:
Trading Symbol	MLAAX
MainStay MacKay International Equity Fund | Class R6
Prospectus:
Trading Symbol	MIFDX
MainStay MacKay International Equity Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MINNX
MainStay MacKay International Equity Fund | Class R3
Prospectus:
Trading Symbol	MIFRX
MainStay MacKay International Equity Fund | Class R2
Prospectus:
Trading Symbol	MIRRX
MainStay MacKay International Equity Fund | Class R1
Prospectus:
Trading Symbol	MIERX
MainStay MacKay International Equity Fund | Class I
Prospectus:
Trading Symbol	MSIIX
MainStay MacKay International Equity Fund | Class C
Prospectus:
Trading Symbol	MIECX
MainStay MacKay International Equity Fund | Class B
Prospectus:
Trading Symbol	MINEX
MainStay MacKay International Equity Fund | Class A
Prospectus:
Trading Symbol	MSEAX
MainStay Candriam Emerging Markets Debt Fund | Class R6
Prospectus:
Trading Symbol	MGHDX
MainStay Candriam Emerging Markets Debt Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MGHHX
MainStay Candriam Emerging Markets Debt Fund | Class I
Prospectus:
Trading Symbol	MGHIX
MainStay Candriam Emerging Markets Debt Fund | Class C
Prospectus:
Trading Symbol	MHYCX
MainStay Candriam Emerging Markets Debt Fund | Class B
Prospectus:
Trading Symbol	MGHBX
MainStay Candriam Emerging Markets Debt Fund | Class A
Prospectus:
Trading Symbol	MGHAX
MainStay MacKay High Yield Corporate Bond Fund | Class R3
Prospectus:
Trading Symbol	MHYTX
MainStay MacKay High Yield Corporate Bond Fund | Class R6
Prospectus:
Trading Symbol	MHYSX
MainStay MacKay High Yield Corporate Bond Fund | Class R1
Prospectus:
Trading Symbol	MHHRX
MainStay MacKay High Yield Corporate Bond Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MHHIX
MainStay MacKay High Yield Corporate Bond Fund | Class R2
Prospectus:
Trading Symbol	MHYRX
MainStay MacKay High Yield Corporate Bond Fund | Class I
Prospectus:
Trading Symbol	MHYIX
MainStay MacKay High Yield Corporate Bond Fund | Class C
Prospectus:
Trading Symbol	MYHCX
MainStay MacKay High Yield Corporate Bond Fund | Class B
Prospectus:
Trading Symbol	MKHCX
MainStay MacKay High Yield Corporate Bond Fund | Class A
Prospectus:
Trading Symbol	MHCAX
MainStay MacKay Unconstrained Bond Fund | Class R6
Prospectus:
Trading Symbol	MSYEX
MainStay MacKay Unconstrained Bond Fund | Class R3
Prospectus:
Trading Symbol	MSDJX
MainStay MacKay Unconstrained Bond Fund | Class R2
Prospectus:
Trading Symbol	MSIRX
MainStay MacKay Unconstrained Bond Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MSYDX
MainStay MacKay Unconstrained Bond Fund | Class I
Prospectus:
Trading Symbol	MSDIX
MainStay MacKay Unconstrained Bond Fund | Class C
Prospectus:
Trading Symbol	MSICX
MainStay MacKay Unconstrained Bond Fund | Class B
Prospectus:
Trading Symbol	MASBX
MainStay MacKay Unconstrained Bond Fund | Class A
Prospectus:
Trading Symbol	MASAX
MainStay MacKay Tax Free Bond Fund | Class R6
Prospectus:
Trading Symbol	MTBDX
MainStay MacKay Tax Free Bond Fund | Class I
Prospectus:
Trading Symbol	MTBIX
MainStay MacKay Tax Free Bond Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MKINX
MainStay MacKay Tax Free Bond Fund | Class C
Prospectus:
Trading Symbol	MTFCX
MainStay MacKay Tax Free Bond Fund | Class B
Prospectus:
Trading Symbol	MKTBX
MainStay MacKay Tax Free Bond Fund | Class A
Prospectus:
Trading Symbol	MTBAX
MainStay Money Market Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MKTXX
MainStay Money Market Fund | Class C
Prospectus:
Trading Symbol	MSCXX
MainStay Money Market Fund | Class B
Prospectus:
Trading Symbol	MKMXX
MainStay Money Market Fund | Class A
Prospectus:
Trading Symbol	MMAXX
MainStay MacKay Convertible Fund | Class R6
Prospectus:
Trading Symbol	MCNDX
MainStay MacKay Convertible Fund | Class I
Prospectus:
Trading Symbol	MCNVX
MainStay MacKay Convertible Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MCINX
MainStay MacKay Convertible Fund | Class C
Prospectus:
Trading Symbol	MCCVX
MainStay MacKay Convertible Fund | Class B
Prospectus:
Trading Symbol	MCSVX
MainStay MacKay Convertible Fund | Class A
Prospectus:
Trading Symbol	MCOAX
MainStay MacKay Infrastructure Bond Fund | Class R6
Prospectus:
Trading Symbol	MGVDX
MainStay MacKay Infrastructure Bond Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MGVNX
MainStay MacKay Infrastructure Bond Fund | Class I
Prospectus:
Trading Symbol	MGOIX
MainStay MacKay Infrastructure Bond Fund | Class C
Prospectus:
Trading Symbol	MGVCX
MainStay MacKay Infrastructure Bond Fund | Class B
Prospectus:
Trading Symbol	MCSGX
MainStay MacKay Infrastructure Bond Fund | Class A
Prospectus:
Trading Symbol	MGVAX
MainStay Income Builder Fund | Class R6
Prospectus:
Trading Symbol	MTODX
MainStay Income Builder Fund | Class R3
Prospectus:
Trading Symbol	MTXVX
MainStay Income Builder Fund | Class R2
Prospectus:
Trading Symbol	MTXRX
MainStay Income Builder Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MTINX
MainStay Income Builder Fund | Class I
Prospectus:
Trading Symbol	MTOIX
MainStay Income Builder Fund | Class C
Prospectus:
Trading Symbol	MCTRX
MainStay Income Builder Fund | Class B
Prospectus:
Trading Symbol	MKTRX
MainStay Income Builder Fund | Class A
Prospectus:
Trading Symbol	MTRAX